Shareholders' equity and share-based payments - Expense (Details) $ in Millions						12 Months Ended
	Jun. 07, 2023 € / shares shares	Dec. 31, 2022	Sep. 30, 2022	Jun. 08, 2022 € / shares shares	Jun. 09, 2021 € / shares shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Share-based payments
Share-based expense							$ 291	$ 251	$ 168
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Share-based payments
Percentage of ownership interest in subsidiary		50.50%	50.50%
TotalEnergies performance share plans
Share-based payments
Share-based expense							217	200	129
SunPower Plans
Share-based payments
Share-based expense								23	25
Capital increase reserved for employees
Share-based payments
Share-based expense							$ 74	$ 28	$ 14
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares						€ 56.88
Subscription price | € / shares	€ 45.60			€ 37.00	€ 30.50	€ 45.60
Number of shares | shares	7,760,062			9,130,380	10,376,190		8,000,000.00
Trading sessions to determine subscription price							20 days
Subscription price discount (as a percent)							20.00%